EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Effective interest rate	[1]	5.60%	5.10%	4.60%
Carrying value	[2]	$ 729,500	$ 719,100	$ 671,600
Hereof non-current	[2]	633,026	629,198	595,700
Hereof current	[2]	$ 92,200	$ 86,000	$ 75,900
Floating interest rate | DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2021	2021	2019
Effective interest rate	[1]	5.60%	5.40%	4.60%
Carrying value	[2]	$ 64,100	$ 74,200	$ 109,400
Floating interest rate | TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2021	2021	2021
Effective interest rate	[1]	6.00%	5.00%	4.60%
Carrying value	[2]	$ 331,300	$ 400,800	$ 470,000
Floating interest rate | DSF Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2021	2021	2021
Effective interest rate	[1]	5.60%	5.00%	4.60%
Carrying value	[2]	$ 52,400	$ 56,500	$ 62,200
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2022	2022	2022
Effective interest rate	[1]	5.60%	5.10%	4.80%
Carrying value	[2]	$ 24,300	$ 26,800	$ 30,000
Floating interest rate | TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2022	2022
Effective interest rate	[1]	5.40%	5.40%
Carrying value	[2]	$ 103,700	$ 115,000	$ 0
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2024	2024
Effective interest rate	[1]	4.60%	4.60%
Carrying value	[2]	$ 42,000	$ 45,800	$ 0
Floating interest rate | CEXIM
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating	Floating	Floating
Maturity		2030
Effective interest rate	[1]	5.30%
Carrying value	[2]	$ 111,700	$ 0	$ 0

[1]	Effective interest rate includes deferred and amortized bank fees.
[2]	The carrying value of the Group's mortgage debt and bank loans is, because of floating interest rate, approximate to fair value. The carrying value are excluding amortized bank fees recognized in the balance sheet.